FINANCIAL LIABILITIES (Convertible Notes Measured at Fair Value) (Details)	12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Convertible Notes [Member] CNY	Dec. 31, 2012 Convertible Notes [Member] CNY	Dec. 31, 2011 Convertible Notes [Member] CNY	Dec. 31, 2013 Convertible Notes [Member] USD ($)	Dec. 31, 2012 Convertible Notes [Member] USD ($)	Dec. 21, 2010 Convertible Notes [Member] USD ($)	Dec. 31, 2013 Convertible Notes [Member] ADS [Member] USD ($)
Financial Liability [Line Items]
Convertible notes issued										$ 184,000,000
Issuance of convertible note, covering over-allotment option										24,000,000
Convertible note issuance date					Dec. 21, 2010
Maturity date					Dec. 15, 2015
Convertible note interest rate								2.00%
Conversion rate											20.2560 ADSs per US$1,000 principal amount of Notes
Shares initial conversion price (in US dollars per ADS)											$ 49.37
Minimum percentage of voting power, that should be owned by any "person" or "group", to be defined as fundamental change					50.00%
Principal amount of note, percentage					100.00%
Effective period of shelf registration statement after original issuance					210 days
Percentage of additional interest expense					0.50%
Fair value of financial liability, convertible notes					1,157,295,000	1,056,209,000		191,172,000	169,533,000
Foreign exchange gain	8,231,000	49,830,000	217,000	15,849,000	32,318,000	2,583,000	57,337,000
Gain/(loss) on change in fair value of convertible notes					(133,404,000)	(87,099,000)	198,547,000